Summary of Net Revenues from Business Lines (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue from External Customer [Line Items]
Sales revenue, services	$ 499,912	[1]	$ 407,177	[1]	$ 334,061	[1]
Discovery Services
Revenue from External Customer [Line Items]
Sales revenue, services	231,908	[2]	196,399	[2]	183,604	[2]
Development Services
Revenue from External Customer [Line Items]
Sales revenue, services	61,335	[2]	34,946	[2]	19,814	[2]
U.S. Testing Services
Revenue from External Customer [Line Items]
Sales revenue, services	89,647		80,293		75,490
Manufacturing services
Revenue from External Customer [Line Items]
Sales revenue, services	$ 117,022	[1]	$ 95,539	[1]	$ 55,153	[1]

[1]	Process Chemistry revenues of $15.9 million and $20.4 million and Process Chemistry cost of revenues of $8.7 million and $12.7 million for years 2010 and 2011, respectively, have been reclassified from Laboratory Services to Manufacturing Services (see Note 20).
[2]	Discovery Services and Development Services combined were reported as China-Based Laboratory Services in the Company's quarterly earnings releases, which are filled on Form 6-K.